Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Property, plant and equipment, at cost	$ 13,945	$ 13,595
Less: Accumulated depreciation and impairment	(13,059)	(12,825)
Property, plant and equipment, net	886	770
Machinery and equipment [Member]
Property, plant and equipment, at cost	12,284	12,482
Furniture and fixtures [Member]
Property, plant and equipment, at cost	464	443
Leasehold improvements [Member]
Property, plant and equipment, at cost	1,044	517
Motor vehicles [Member]
Property, plant and equipment, at cost	$ 153	$ 153